Cover	Nov. 02, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	Corebridge Financial, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41504
Entity Tax Identification Number	95-4715639
Entity Address, Address Line One	2919 Allen Parkway, Woodson Tower,
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77019
City Area Code	877
Local Phone Number	375-2422
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001889539
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	CRBG
Security Exchange Name	NYSE
6.375% Junior Subordinated Notes due 2064
Document Information [Line Items]
Title of 12(b) Security	6.375% Junior Subordinated Notes
Trading Symbol	CRBD
Security Exchange Name	NYSE